Income Tax/Deferred Tax	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Tax/Deferred Tax

NOTE 41. INCOME TAX/DEFERRED TAX
The following is a reconciliation of income tax charged to income as of December 31, 2023, as compared to the previous fiscal year:

	12.31.23	12.31.22	12.31.21
Income Before Income Tax for the Year	544,821,641	201,303,683	288,879,118
Current Tax Rate	35%	35%	35%
Income for the Year at Tax Rate	(190,687,574)	(70,456,289)	(101,107,691)
Permanent Differences at Tax Rate
- Income for Equity Instruments	1,025,496	(480,926)	(274,203)
- Untaxed Income	7,427,467	86,624	1,229,453
- Donations and Other Non-deductible Expenses	(637,849)	(81,075)	(29,973)
- Other	(7,248,363)	(4,007,709)	1,421,215
- Inflation effect	(376,659,710)	(252,956,569)	(168,086,175)
-Tax adjustment	—	—	2,691,141
- Tax inflation adjustment	360,673,706	274,858,560	164,400,746
Total Income Tax Charge for the Year	(206,106,827)	(53,037,384)	(99,755,487)

	12.31.23	12.31.22	12.31.21
Current Income Tax	(294,728,679)	(51,251,420)	(78,655,003)
Deferred Tax Charge(*)	158,829,499	9,804,586	(25,869,956)
Update of the charge tax for inflation effects	(71,622,680)	(10,181,079)	(5,050,214)
Tax Return adjustment from previous fiscal year	1,415,033	(1,409,471)	9,819,686
Total Income Tax Charge for the Year	(206,106,827)	(53,037,384)	(99,755,487)
(*)See Note 19.

	12.31.23	12.31.22	12.31.21
Current Income Tax	(294,728,679)	(51,251,420)	(78,655,003)
Tax Advances	22,328,134	23,847,756	23,154,980
Current Income Tax Liabilities	(272,400,545)	(27,403,664)	(55,500,023)
Tax Inflation Adjustment
•Law 27,430 introduced an amendment establishing that the subjects referred to in paragraphs a) to e) of Article 53 of the current Income Tax Act, for the purposes of determining the net taxable earnings, should deduct or incorporate the tax inflation adjustment to the tax income for the fiscal year being settled. Said adjustment would be applicable in the fiscal year where a variation percentage of the consumer price index is verified, greater than one hundred percent (100%), accumulated in the thirty-six (36) months prior to the closing of the fiscal year being settled.
•The positive or negative inflation adjustment, as the case may be, to be calculated, would be charged as follows: for the first and second fiscal years commenced on or after January 1, 2019, one sixth (1/6) had to be charged in that fiscal year, and the remaining five sixths (5/6), in equal parts, in the following five (5) immediate fiscal years. Later, for fiscal years commencing on or after January 1, 2021, the inflation adjustment would be charged in full (100%), with no deferral at all. In this regard, the whole inflation adjustment calculated for this year has to be included in the current fiscal year.
Tax rates
On June 16, 2021, Law 27,630 was enacted establishing a new graduated income tax rate structure for capital companies, with three segments in relation to the level of accumulated taxable net earnings, to be applied for fiscal years commencing on or after January 1, 2021, this date included.
The new tax rate in the framework of this treatment are:
For the fiscal year beginning on 01.01.23 and ended 12.31.23:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	14,301	—	25%	—
14,301	143,012	3,575	30%	14,301
143,012	Onwards	42,189	35%	143,012
For the fiscal year beginning on 01.01.22 and ended 12.31.22:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	7,605	—	25%	—
7,605	76,049	1,901	30%	7,605
76,049	Onwards	22,435	35%	76,049
The amounts provided for above will be adjusted annually, based on the annual variation of the CPI provided by INDEC, corresponding to the month of October of the year prior to the adjustment, with respect to the same month of the previous year.
Dividend tax: it is established that dividends or profits distributed to individuals, undivided estates or foreign beneficiaries will be taxed at the rate of 7%.